Stockholders' Equity (Deficit)/Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
AEA-Bridges Impact Corp
Stockholders' Equity (Deficit)/Shareholders' Deficit
NOTE 7 — STOCKHOLDERS’ EQUITY (DEFICIT)/SHAREHOLDERS’ DEFICIT
Preference Shares
— The
Company was authorized to
issue
5,000,000
preference shares with a par value of $
0.0001
per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors.
At December 31, 2021, there
were
no
preference shares issued or outstanding.
Class
 A Ordinary Shares
— The
Company
wa
s authorized to issue 500,000,000 Class A
ordinary shares
, with a par value of $0.0001 per share. Holders of Class A
common stock
are entitled to one vote for each share. Accordingly, at December 31, 2021, 40,000,000 Class A ordinary shares
subject to possible redemption, respectively, are presented at redemption value as temporary equity, outside of the shareholders’

deficit section of the Company’s condensed consolidated balance sheet. As noted in Note 1, Holders of 36,597,112
Class A
ordinary shares
properly exercised their right to have such shares redeemed and were recorded as a Mandatorily redeemable Class A ordinary shares
liability in the Company’s condensed consolidated balance sheet. The remainder of the Class A ordinary shares
are no longer redeemable and were recorded in the
shareholders’
 equity

section of the Company’s condensed consolidated balance sheet.
Class
 B Ordinary Shares
—The
Company
wa
s authorized to issue
50,000,000 Class B
ordinary shares
, with a par value of $0.0001
per share. Holders of the Class B
ordinary shares
are entitled to
one vote
for each share. At December 31, 2021, there were
10,000,000
Class B
ordinary shares
issued and outstanding.
Only holders of the Class B
ordinary shares
will have the right to vote on the election of directors prior to a business combination. Holders of Class A ordinary shares
and Class B
ordinary shares
will vote together as a single class on all other matters submitted to a vote of shareholders
, except as required by law.
The Class B ordinary shares will automatically
convert into Class A
ordinary shares
at the time of a business combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares
issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis,
20
% of the sum of (i) the total number of
ordinary shares
issued and outstanding upon completion of Initial Public Offering, plus (ii) the total number of Class A ordinary shares
issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a business combination, excluding any Class A ordinary shares
or equity-linked securities exercisable for or convertible into Class A ordinary shares
issued, deemed issued, or to be issued, to any seller in a business combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares
convert into Class A
ordinary shares
at a rate of less than
one-to-one.
Preferred Stock
— The
Company is authorized to issue 20,000,000 preferred shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At September 25, 2022, there was no preferred stock issued or outstanding.
Common Stock
— The
Company is authorized to issue 800,000,000 shares of common stock, with a par value of $0.0001 per share. Holders of the common stock are entitled to one vote for each share. At September 25, 2022 there were 11,402,888 shares of common stock issued and outstanding.

NOTE 7 — SHAREHOLDERS’ EQUITY
Preference Shares
— The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and 2020, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares
— The Company is authorized to issue 500,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2021 and 2020, there were 40,000,000 Class A ordinary shares issued and outstanding, all of which are presented as temporary equity.
Class
 B Ordinary Shares
— The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At December 31, 2021 and 2020, there were 10,000,000 Class B ordinary shares issued and outstanding.
Only holders of the Class B ordinary shares will have the right to vote on the election of directors prior to the Business Combination. Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.